11 Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 65,763	R$ 65,763
Depreciation
Business combinations
Ending balance	139,320	65,763	R$ 65,763
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,536	20,807
Ending balance		30,536	20,807
Lands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,005	2,770
Ending balance		7,005	2,770
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	648	123
Ending balance		648	123
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,548	7,636
Ending balance		15,548	7,636
It Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,457	5,754
Ending balance		9,457	5,754
Library Books [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,476	5,754
Ending balance		9,476	5,754
Laboratories And Clinics [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	663	570
Ending balance		663	570
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,256	11,544
Ending balance		29,256	11,544
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,731	10,736
Ending balance		36,731	10,736
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,648	53,403	35,074
Additions	56,964	19,554	18,358
Disposals	(525)		(29)
Transfers
Business combinations	28,216	18,691
Ending balance	176,303	91,648	53,403
Cost [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,503	20,135	13,384
Additions	9,838	3,226	6,767
Disposals			(16)
Transfers
Business combinations	3,988	7,142
Ending balance	44,329	30,503	20,135
Cost [Member] | Lands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,770
Additions	4,235	2,770
Disposals
Transfers
Business combinations
Ending balance	7,005	2,770
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	182	120	111
Additions	422		9
Disposals
Transfers
Business combinations	103	62
Ending balance	707	182	120
Cost [Member] | Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,897	8,357	6,267
Additions	6,976	1,023	2,090
Disposals
Transfers
Business combinations	2,565	2,517
Ending balance	21,438	11,897	8,357
Cost [Member] | It Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,243	6,494	4,643
Additions	4,241	1,728	1,857
Disposals	(525)		(6)
Transfers
Business combinations	2,035	2,021
Ending balance	15,994	10,243	6,494
Cost [Member] | Library Books [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,838	10,016	8,737
Additions	1,205	949	1,279
Disposals
Transfers
Business combinations	4,096	1,873
Ending balance	18,139	12,838	10,016
Cost [Member] | Laboratories And Clinics [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	597
Additions	34
Disposals
Transfers
Business combinations	418	597
Ending balance	1,049	597
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,882	7,094	745
Additions	4,488	1,940	6,356
Disposals			(7)
Transfers		2,271
Business combinations	14,541	577
Ending balance	30,911	11,882	7,094
Cost [Member] | Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,736	1,187	1,187
Additions	25,525	7,918
Disposals
Transfers		(2,271)
Business combinations	470	3,902
Ending balance	36,731	10,736	1,187
Depriciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,885)	(20,928)	(17,617)
Depreciation	(11,545)	(4,957)	(3,324)
Disposals	447		13
Ending balance	(36,983)	(25,885)	(20,928)
Depriciation [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,696)	(7,810)	(6,464)
Depreciation	(4,097)	(1,886)	(1,352)
Disposals			6
Ending balance	(13,793)	(9,696)	(7,810)
Depriciation [Member] | Lands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation
Disposals
Ending balance
Depriciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59)	(49)	(14)
Depreciation		(10)	(35)
Disposals
Ending balance	(59)	(59)	(49)
Depriciation [Member] | Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,261)	(3,449)	(2,884)
Depreciation	(1,629)	(812)	(565)
Disposals
Ending balance	(5,890)	(4,261)	(3,449)
Depriciation [Member] | It Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,489)	(3,472)	(2,994)
Depreciation	(2,495)	(1,017)	(482)
Disposals	447		4
Ending balance	(6,537)	(4,489)	(3,472)
Depriciation [Member] | Library Books [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,015)	(6,012)	(5,258)
Depreciation	(1,648)	(1,003)	(754)
Disposals
Ending balance	(8,663)	(7,015)	(6,012)
Depriciation [Member] | Laboratories And Clinics [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27)
Depreciation	(359)	(27)
Disposals
Ending balance	(386)	(27)
Depriciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(338)	(136)	3
Depreciation	(1,317)	(202)	(136)
Disposals			3
Ending balance	(1,655)	(338)	(136)
Depriciation [Member] | Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation
Disposals
Ending balance